Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 1,902	$ 1,635	$ 1,823
Additions based on tax positions related to the current year	219	338	194
Additions for tax positions of prior years	756	188	330
Reductions for tax positions of prior years	(419)	(153)	(412)
Settlements	(42)	(18)	(79)
Lapses of statutes of limitations	(61)	(88)	(221)
Balance at December 31,	$ 2,355	$ 1,902	$ 1,635